Leases - Schedule of Changes in Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023
Right-of-use assets
Right-of-use assets, beginning balance	$ 291.8
Right-of-use assets, ending balance	279.8	$ 291.8
Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	225.6
Right-of-use assets, ending balance	220.6	225.6
Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	24.3
Right-of-use assets, ending balance	20.2	24.3
Other
Right-of-use assets
Right-of-use assets, beginning balance	41.9
Right-of-use assets, ending balance	39.0	41.9
Cost
Right-of-use assets
Right-of-use assets, beginning balance	500.0	350.4
Additions	32.7	130.6
Additions from business combinations (note 5)	1.2	3.3
Lease modifications	33.7	2.4
Derecognition on termination	(9.0)	(2.8)
Impact of foreign currency translation	(3.2)	16.1
Right-of-use assets, ending balance	555.4	500.0
Cost | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	396.7	296.3
Additions	29.8	82.8
Additions from business combinations (note 5)	0.0	1.5
Lease modifications	31.9	2.4
Derecognition on termination	(5.1)	(1.8)
Impact of foreign currency translation	(3.0)	15.5
Right-of-use assets, ending balance	450.3	396.7
Cost | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	44.9	36.7
Additions	0.2	8.2
Additions from business combinations (note 5)	1.2	0.0
Lease modifications	0.0	0.0
Derecognition on termination	(2.1)	0.0
Impact of foreign currency translation	0.0	0.0
Right-of-use assets, ending balance	44.2	44.9
Cost | Other
Right-of-use assets
Right-of-use assets, beginning balance	58.4	17.4
Additions	2.7	39.6
Additions from business combinations (note 5)	0.0	1.8
Lease modifications	1.8	0.0
Derecognition on termination	(1.8)	(1.0)
Impact of foreign currency translation	(0.2)	0.6
Right-of-use assets, ending balance	60.9	58.4
Accumulated depreciation
Right-of-use assets
Right-of-use assets, beginning balance	(208.2)	(135.2)
Depreciation	76.6	68.1
Derecognition on termination	(9.0)	(2.2)
Impairment losses	1.0	0.8
Impact of foreign currency translation	(1.2)	6.3
Right-of-use assets, ending balance	(275.6)	(208.2)
Accumulated depreciation | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	(171.1)	(110.1)
Depreciation	63.8	55.5
Derecognition on termination	(5.1)	(1.2)
Impairment losses	1.0	0.8
Impact of foreign currency translation	(1.1)	5.9
Right-of-use assets, ending balance	(229.7)	(171.1)
Accumulated depreciation | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	(20.6)	(15.2)
Depreciation	5.5	5.4
Derecognition on termination	(2.1)	0.0
Impairment losses	0.0	0.0
Impact of foreign currency translation	0.0	0.0
Right-of-use assets, ending balance	(24.0)	(20.6)
Accumulated depreciation | Other
Right-of-use assets
Right-of-use assets, beginning balance	(16.5)	(9.9)
Depreciation	7.3	7.2
Derecognition on termination	(1.8)	(1.0)
Impairment losses	0.0	0.0
Impact of foreign currency translation	(0.1)	0.4
Right-of-use assets, ending balance	$ (21.9)	$ (16.5)